RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTIES

Note 7 - RELATED PARTIES

Related -party loan facilities

During the year ended December 31, 2025, the Company entered into loan facilities with entities controlled by members of the Board of Directors, as well as with an entity that is a related party by virtue of its beneficial ownership of the Company’s ordinary shares that was a result of conversion of a convertible note prior to listing. As of June 30, 2026, the outstanding amounts under two of these facilities had increased; the balances as of that date are set out below.

● £883,333 from FFIH Limited;

● £500,000 from HallCo Limited; and

● £883,333 from Hawk Investment Holdings Limited

The facilities from FFIH Limited and HallCo Limited are repayable on demand.

Interest under the Hawk Investment Holdings Limited facility is capitalized into principal monthly. As a result, the outstanding principal balance under this facility exceeds the cash provided by the amount of interest capitalized to date.

As of June 30, 2026, amounts outstanding under these facilities totaled £2,266,666 of principal, with accrued interest of £177,664. As of December 31, 2025, amounts outstanding under these facilities totaled £1,766,666 of principal, with accrued interest of £43,153

FFIH Limited became a related party in December 2024 following the appointment of John Foley to the Board of Directors. HallCo Limited became a related party in March 2025 following the appointment of Paul Teasdale to the Board of Directors. Hawk Investment Holdings Limited became a related party in September 2025 upon becoming the beneficial owner of more than 5% of the Company’s Class A ordinary shares following conversion of previously issued convertible loan notes.

Convertible notes

The Company had convertible notes with related parties during the year ended December 31, 2025. These notes were converted into ordinary shares during 2025, and no related-party convertible note balance remained outstanding as of December 31, 2025 or June 30, 2026.

Share-based compensation awarded to directors and executive officers

On October 14, 2025, the Company granted performance-based option awards over an aggregate of 5,250,001 ordinary shares to certain directors and executive officers, comprising John Garner (Founder) – 3,250,001 shares, John Foley (Chairman) – 1,000,000 shares, and Paul Teasdale (Non-Executive Director) – 1,000,000 shares. These awards vest across six tranches upon the Company achieving specified market-capitalization valuation targets ranging from $500 million to $1 trillion, subject to continued service.

As of December 31, 2025, four of the six market-capitalization tranches (representing 4,900,000 of the 5,250,001 shares granted) had vested, with each target achieved in November 2025. The remaining two tranches (350,001 shares) remained unvested as of both December 31, 2025 and June 30, 2026.

During the six months ended June 30, 2026, John Garner exercised 621,904 vested options for cash proceeds of $5,995,215 (recorded as approximately £4,441,868). As of June 30, 2026, 4,628,097 shares remained outstanding under these awards, of which 4,278,096 were vested and not yet exercised.

Directors and executive officers also hold options granted under the Company’s broader share option plan available to all employees. Further information regarding this plan, including applicable vesting terms, is included in Note 8 – Share-Based Compensation.